APPLETON FUNDS

ONE POST OFFICE SQUARE, FLOOR 6

BOSTON, MA 02109

TEL. 877-71-APPLE

May 6, 2013

VIA EDGAR TRANSMISSION

Securities and Exchange Commission

450 Fifth Street, N.W.

Washington, DC 20549

Re:	The Appleton Funds
(File Nos. 333-49374 and 811-10201) (the “Registrant”)

Dear Sir or Madam:

I hereby certify on behalf of the Registrant, pursuant to paragraph (j) of Rule 497 promulgated under the Securities Act of 1933, as amended (“1933 Act”) that:

1.        The forms of Prospectus and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in Post-Effective Amendment No. 16 to the Registration Statement under the 1933 Act on Form N-1A filed with the Securities and Exchange Commission on April 30, 2013 (the “Amendment”); and

2.        The text of the Amendment has been filed electronically.

Very Truly Yours,

/s/ James. I. Ladge

James I. Ladge

President